Fair Value Measurements - transfer between levels (Details)	1 Months Ended
Jun. 30, 2023 USD ($)
Fair Value Disclosures [Abstract]
Transfers among Level 1 and 2 of fair value of assets	$ 0
Transfers among Level 1 and 2 of fair value of liabilities	0
Transfer into and out of level 3 of fair value of assets	0
Transfer into and out of level 3 of fair value of liabilities	$ 0